First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 99.1%
	Alabama — 6.1%
$130,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No 4, Ser A-1 (Mandatory put 12/01/25)	4.00%	12/01/49	$130,118
1,035,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	1,033,283
490,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	489,187
1,165,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/27	1,205,507
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	1,045,685
3,385,000	Black Belt Energy Gas Dist AL Gas Sply Rev Ref, Ser D1 (Mandatory put 06/01/27)	4.00%	07/01/52	3,383,738
1,000,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser B (Mandatory put 12/01/30)	5.25%	12/01/53	1,061,061
1,000,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser B (Mandatory put 06/01/32)	5.25%	07/01/54	1,061,533
2,470,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	2,471,204
200,000	Midcity Impt Dist AL Spl Assmnt Rev	3.88%	11/01/27	192,795
2,000,000	Mobile AL Indl Dev Brd Poll Control Rev Var AL Pwr Co Barry Plant Remk (Mandatory put 03/12/26)	3.30%	07/15/34	1,998,092
2,315,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,302,067
2,095,000	SE Energy Auth AL Cmdy Sply Rev Proj #2, Ser B	4.00%	06/01/30	2,090,345
500,000	SE Energy Auth AL Cmdy Sply Rev Proj No 3, Ser A-1	5.00%	12/01/26	509,085
6,000,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser C (Mandatory put 11/01/32)	5.00%	10/01/55	6,295,387
2,000,000	Selma AL Indl Dev Brd Rev Var Intl Paper Company Proj Ref Remk, Ser A (Mandatory put 10/01/31)	3.45%	11/01/33	1,949,760
				27,218,847
	Arizona — 1.9%
1,340,000	AZ Indl Dev Auth Hosp Rev Phoenix Children’s Hosp, Ser A	5.00%	02/01/35	1,410,126
1,250,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj, Ser B (a)	5.00%	07/01/29	1,255,095
855,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	3.55%	07/15/29	824,356
965,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (a)	5.00%	07/15/28	972,435
100,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	100,339
230,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/26	229,156
430,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/31	418,095
500,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	4.00%	11/01/27	500,736
345,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/32	371,399
1,250,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	1,269,822

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$1,000,000	Coconino Cnty AZ Poll Controlcorp Var Ref NV Pwr Co Proj Remk, Ser B (Mandatory put 03/31/26)	3.75%	03/01/39	$997,513
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (a)	4.00%	07/01/26	198,711
				8,547,783
	California — 4.4%
350,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	349,376
4,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	4,451,366
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	1,037,579
910,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser E (Mandatory put 09/01/32)	5.00%	02/01/55	959,178
1,250,000	CA St Hlth Facs Fing Auth Rev Initial Entrance Fees, Ser A	3.85%	11/15/27	1,251,668
1,160,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	1,154,172
525,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	5.00%	08/15/25	527,238
100,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.00%	11/01/27	102,980
1,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	968,322
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser B-1, AMT	3.00%	11/01/25	994,582
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 08/15/25) (a)	3.70%	07/01/43	996,592
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Wst Mgmt Proj Remk, Ser A, AMT (Mandatory put 07/02/29)	4.25%	07/01/31	2,016,251
350,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	4.00%	10/01/27	349,206
80,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/25	79,977
100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	100,600
475,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/30	499,110
260,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/32	274,770
1,100,000	Long Beach CA Marina Rev	5.00%	05/15/32	1,100,686
730,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	5.00%	05/15/29	766,220
500,000	Ontario CA Cmnty Facs Dist #64 Spl Tax Sunset Ranch	5.00%	09/01/30	518,073
525,000	Ontario CA Cmnty Facs Dist #64 Spl Tax Sunset Ranch	5.00%	09/01/31	546,907
70,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	3.00%	09/01/25	69,597
85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/26	85,191
145,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (a)	4.00%	09/01/26	145,361
100,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/26	100,574
225,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfill Impt Proj, Ser B	5.00%	06/01/34	232,801
				19,678,377
	Colorado — 3.1%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (a)	5.00%	12/15/28	502,063
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/26	410,501
1,035,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/31	1,086,537

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$505,000	CO St Hlth Facs Auth Rev Ref Covenant Living Cmntys and Svcs	5.00%	12/01/29	$533,977
1,000,000	CO St Hlth Facs Auth Rev Ref Evangelical Lutheran Good Samaritan Soc Proj, Ser A (Pre-refunded maturity 06/01/25)	5.00%	06/01/40	1,001,141
1,000,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,014,467
125,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser B (Mandatory put 08/17/26)	5.00%	05/15/62	127,487
2,000,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser C (Mandatory put 08/15/28)	5.00%	05/15/62	2,094,760
1,250,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/29	1,293,456
1,290,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/31	1,328,926
1,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	1,022,798
1,000,000	Denver City & Cnty CO Arpt Rev Var Ref, Ser B2, AMT (Mandatory put 11/15/25)	5.00%	11/15/31	1,004,400
770,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/25	775,886
20,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	20,141
500,000	Sand Creek CO Met Dist Ref Ltd Tax, Ser A	4.00%	12/01/31	485,584
1,055,000	Traditions CO Met Dist #2 Ref, BAM	5.00%	12/01/32	1,075,837
				13,777,961
	Connecticut — 2.1%
215,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/30	225,907
135,000	CT St Hlth & Eductnl Facs Auth Rev Ref Yale Univ, Ser A-2 (Mandatory put 07/01/26)	2.00%	07/01/42	132,838
1,700,000	CT St Hlth & Eductnl Facs Auth Rev Var Remk, Ser A (Mandatory put 02/10/26)	2.80%	07/01/48	1,692,129
1,365,000	CT St Hsg Fin Auth Ref St Supported Spl Oblig, Ser 21, AMT	4.00%	06/15/30	1,352,133
525,000	CT St Ref, Ser B (b)	5.00%	12/01/28	558,949
2,000,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	09/01/30	2,038,358
140,000	CT St Spl Tax Oblig Rev, Ser B	5.00%	10/01/27	146,349
1,000,000	CT St, Ser B	5.00%	06/15/25	1,001,890
2,000,000	Stamford CT Hsg Auth Mozaic Concierge Living Proj, Ser D	4.25%	10/01/30	1,988,545
				9,137,098
	District of Columbia — 0.5%
1,000,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/28	1,047,359
1,060,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/30	1,097,729
				2,145,088
	Florida — 9.0%
200,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/25	199,526
1,165,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Assmt Area 3A (a)	4.50%	11/01/29	1,177,574
260,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	2.38%	05/01/26	254,931
165,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	4.13%	05/01/27	164,394
105,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	2.63%	05/01/26	103,317
645,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.13%	05/01/31	599,089
155,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	4.80%	06/15/27	156,391
1,285,000	Broward Cnty FL Port Facs Rev Sr Bond, Ser B, AMT	5.00%	09/01/28	1,338,791

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$350,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	3.40%	05/01/27	$346,341
610,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	3.00%	05/01/27	595,314
100,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	2.45%	11/01/26	97,314
355,000	Escambia Cnty FL Envrnmntl Impt Rev Var Ref Intl Paper Co Proj Remk, Ser B (Mandatory put 10/01/31)	3.45%	11/01/33	346,082
500,000	FL St Dept Gen Svcs Div Facs Mgmt Rev Ref FL Facs Pool, Ser A	4.00%	09/01/30	508,738
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/28	150,137
100,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj (a)	4.00%	06/01/25	99,880
1,250,000	FL St Hsg Fin Corp Mf Mtge Rev Var Maison at Solvita Marketplace, Ser G-2 (Mandatory put 05/01/28)	3.50%	11/01/42	1,248,857
2,000,000	FL St Hsg Fin Corp Mf Mtge Rev Var The Enclave at Canopy Park, Ser I (Mandatory put 01/01/28)	3.30%	07/01/58	1,984,500
1,750,000	FL St Hsg Fin Corp Var The Sailx On Vine, Ser E (Mandatory put 06/01/27)	3.80%	06/01/42	1,755,442
500,000	Gir E CDD FL Capital Impt Rev Assmnt Area One	4.30%	05/01/32	490,546
380,000	Harmony FL CDD Capital Impt Rev Ref	5.00%	05/01/25	380,000
845,000	Hidden Creek N Cmnty Dev Dist FL Spl Assmnt, Ser A1	4.00%	11/01/30	836,212
105,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.00%	05/01/25	105,000
2,200,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.50%	05/01/31	2,088,600
295,000	Hyde Park CDD #1 FL Spl Assmnt, Ser A	4.75%	05/01/31	292,549
750,000	Lakes By The Bay S FL CDD Assmnt Ref	5.00%	05/01/27	761,126
440,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev N E Sector Proj Phase 1A	4.25%	05/01/28	439,113
1,000,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point, Ser 2024B-3 (Temps-50)	4.13%	11/15/29	993,689
240,000	Lee Cnty FL Indl Dev Auth Hosp Rev Exchange Ref Lee Hlth Sys, Ser 2019 A-1	5.00%	04/01/35	247,105
690,000	Liberty Cove CDD FL Spl Assmnt Rev Assmnt Area One Proj	4.80%	05/01/31	683,924
375,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	2.50%	05/01/26	368,071
145,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area Two Proj Pod 5, Ser AA2	4.85%	05/01/31	145,281
1,500,000	Miami Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.00%	04/01/33	1,651,233
2,035,000	Miami-Dade Cnty FL Sch Brd Ref, Ser C, COPS	5.00%	02/01/32	2,053,992
4,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/30	4,211,524
205,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	201,271
1,870,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	1,895,217
495,000	Parrish Lakes CDD Capital Impt Rev Assmnt Area Three	5.00%	05/01/31	492,430
85,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (a)	2.38%	12/15/26	82,932
415,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	414,699
1,000,000	S Kendall FL CDD Spl Assmnt Ref	4.00%	11/01/31	981,459
450,000	Saltleaf CDD FL Capital Impt Rev	4.75%	05/01/31	447,415
960,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (a)	3.75%	06/15/31	920,316
240,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/25	240,000
740,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.50%	11/01/29	742,384

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$105,000	Shingle Creek at Bronson CDD FL Spl Assmnt	2.50%	06/15/26	$103,121
235,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	2.60%	06/15/27	226,556
145,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	142,598
465,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	3.30%	05/01/31	433,581
665,000	The Heights CDD FL Spl Assmnt Rev CDD	4.00%	01/01/28	660,966
220,000	Timber Creek SW CDD FL Spl Assmnt Area Two Proj	2.35%	12/15/26	213,488
780,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/26	774,621
825,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/28	811,266
250,000	Two Rivers W CDD FL Spl Assmnt Proj, Ser 2024	4.80%	05/01/31	250,485
405,000	V-Dana CDD FL Spl Assmnt Assmnt Area Two 2025 Proj Area	4.45%	05/01/32	403,094
190,000	V-Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	2.60%	05/01/26	187,037
850,000	Venice FL Temps 50 Vlg on The Isle Proj, Ser B-3 (a)	4.25%	01/01/30	842,538
660,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	4.25%	05/01/31	660,518
225,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	222,990
425,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.00%	06/01/30	447,995
565,000	W Vlgs FL Impt Dist Ref Spl Assmt Unit Dev #1	4.50%	05/01/32	561,343
130,000	Westside Haines City CDD Spl Assmnt Area One Proj	2.50%	05/01/26	127,946
				40,362,849
	Georgia — 5.5%
2,000,000	Appling Cnty GA Dev Auth Var GA Pwr Co Plt Hatch Proj (c)	2.75%	09/01/41	2,000,000
2,000,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/26	2,037,348
2,500,000	Atlanta GA Urban Rsdl Fin Auth Mf Hsg Rev Var N Block (Mandatory put 02/01/28)	3.40%	02/01/29	2,497,551
2,475,000	Bartow Cnty GA Dev Auth Var GA Pwr Comp Plant Bowen Proj Remk (Mandatory put 08/19/25)	2.88%	08/01/43	2,466,599
250,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj Remk, First Ser (Mandatory put 03/08/28)	3.95%	12/01/32	253,300
875,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 5th Ser (Mandatory put 06/13/28)	3.70%	10/01/32	881,230
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Vogtle, 1st Ser (c)	2.60%	07/01/49	1,000,000
800,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (c)	2.40%	11/01/52	800,000
1,500,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (Mandatory put 03/12/27)	3.38%	11/01/53	1,488,927
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/27	258,683
420,000	GA St Hsg & Fin Auth Rev Ref, Ser C	3.50%	06/01/31	412,335
650,000	GA St Hsg & Fin Auth Rev Ref, Ser C	3.55%	12/01/31	638,237
735,000	GA St Ref Bid Grp 3, Ser C	4.00%	07/01/25	735,795
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/29	2,076,236
880,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	879,622
510,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	505,826
800,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/26	811,007
1,290,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,290,442
100,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	103,751

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$1,000,000	Monroe Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Scherer Proj Remk, 1st Ser	2.25%	07/01/25	$995,885
1,700,000	Monroe Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plt Scherer Proj Remk, 2nd Ser (Mandatory put 03/06/26)	3.88%	10/01/48	1,703,421
500,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj M Bonds, Ser A	5.00%	01/01/38	513,783
405,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj M, Ser A, AGM	5.00%	07/01/28	427,426
				24,777,404
	Guam — 0.1%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser F	5.00%	01/01/28	256,498
	Hawaii — 0.2%
1,000,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr, Ser A	5.00%	07/01/29	1,017,120
	Illinois — 5.2%
80,000	Chicago IL Brd of Edu Chicago Sch Reform Brd, Ser A, NATL-RE	5.50%	12/01/26	80,957
110,000	Chicago IL Brd of Edu Ref, Ser A	5.00%	12/01/26	111,139
625,000	Chicago IL Brd of Edu Sustainable Bond, Ser E	5.13%	12/01/32	625,010
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT, BAM	5.00%	01/01/27	510,588
2,000,000	Chicago IL Midway Arpt Rev Ref Sr, Ser C, AMT	5.00%	01/01/33	2,124,074
520,000	Chicago IL O’Hare Intl Arpt Rev Gen Sr Lien, Ser D, AMT	5.00%	01/01/29	528,493
500,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/26	504,996
2,230,000	Chicago IL Wtrwks Rev Ref 2nd Lien, AGM	5.25%	11/01/34	2,304,355
675,000	Cook Cnty IL Sales Tax Rev Ref, Ser A	5.00%	11/15/29	721,899
2,000,000	IL St Fin Auth Gas Sply Rev Peoples Gas Light & Coke Co Remk	3.90%	03/01/30	1,928,063
225,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/27	232,268
2,000,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/30	2,042,492
2,000,000	IL St Hsg Dev Auth Mf Hsg Rev Var 6900 Crandon (Mandatory put 02/01/26)	5.00%	02/01/27	2,021,697
625,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore (Mandatory put 06/01/25)	4.00%	06/01/26	625,228
2,000,000	IL St Muni Elec Agy Pwr Sply Ref, Ser A	5.00%	02/01/26	2,005,687
500,000	IL St Sales Tax Rev Ref, Subser C, BAM	4.00%	06/15/27	501,069
250,000	IL St, Ser B	5.00%	05/01/28	259,954
2,365,000	IL St, Ser C	5.00%	11/01/29	2,437,934
710,000	Railsplitter IL Tobacco Stlmt Auth (Pre-refunded maturity 06/01/26)	5.00%	06/01/27	724,094
1,055,000	Rock Island Cnty IL Sch Dist #41 Rock Island, BAM	5.00%	12/01/29	1,110,134
1,000,000	Sales Tax Securitization Corp IL Ref, Ser C	5.25%	01/01/35	1,045,219
1,000,000	Wauconda IL Spl Svc Area #1 Spl Tax Ref, BAM	5.00%	03/01/33	1,000,557
				23,445,907
	Indiana — 3.2%
2,000,000	IN St Fin Auth Envrnmntl Facs Rev Var Ref IN Pwr & Light Co Proj, Ser A	1.40%	08/01/29	1,744,552
545,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	547,279
1,480,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.00%	03/01/30	1,539,808
2,015,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth Oblig Grp, Ser B (Mandatory put 07/01/25)	2.25%	12/01/58	2,005,906
55,000	IN St Fin Auth Rev BHI Sr Living, Ser A	4.00%	11/15/26	54,860

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$3,840,000	Rockport IN Poll Control Rev Ref AEP Generating Company Proj Remk, Ser A	3.13%	07/01/25	$3,833,446
1,000,000	Rockport IN Poll Control Rev Ref AEP Generating Company Proj Remk, Ser B	3.13%	07/01/25	998,293
2,000,000	Rockport IN Poll Control Rev Ref IN MI Pwr Co Proj Remk, Ser A	3.05%	06/01/25	1,996,687
1,550,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,564,118
				14,284,949
	Iowa — 0.8%
1,000,000	IA St Brd Regents Hosp Rev Univ of IA Hlth Cares Hosp Sys, Ser A	5.00%	09/01/27	1,043,869
2,395,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	2,427,628
				3,471,497
	Kansas — 1.1%
1,000,000	Dodge City KS Temp Nts, Ser 2023-1	4.13%	09/01/25	1,000,732
2,660,000	Johnson Cnty KS Unif Sch Dist #512 Shawnee Mission Ref, Ser A	3.25%	10/01/28	2,650,986
1,370,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Sales Tax KS Intl Speedway Corp Proj	5.00%	12/01/25	1,371,533
				5,023,251
	Kentucky — 3.1%
1,000,000	Boone Cnty KY Poll Control Rev Ref Duke Energy KY Inc Proj Remk, Ser A	3.70%	08/01/27	998,629
1,000,000	KY St Econ Dev Fin Auth Sol Wst Disp Rev Ref Rep Svcs Remk, Ser A, AMT (Mandatory put 06/02/25)	3.85%	04/01/31	1,000,000
1,065,000	KY St Interlocal Sch Transprtn Assn Equipment Lease Re, COPS	4.00%	03/01/29	1,083,159
1,060,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/28	1,095,193
1,135,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B (Mandatory put 08/01/32)	5.00%	01/01/55	1,189,209
325,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	324,481
330,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/25	331,775
2,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser C (c)	2.60%	10/01/53	2,000,000
1,100,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (c)	3.00%	08/01/61	1,100,000
1,860,000	Owensboro KY Wtr Rev Ref & Impt	3.50%	09/15/31	1,829,277
1,195,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/30	1,220,104
1,580,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,590,504
				13,762,331
	Louisiana — 1.6%
1,200,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/33	1,223,924
1,150,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (a)	5.00%	10/01/43	1,153,682

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana (Continued)
$1,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2011 (Mandatory put 06/01/25) (a)	5.85%	08/01/41	$1,000,743
4,000,000	Saint John The Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Ser C (Mandatory put 07/03/28)	3.30%	06/01/37	3,935,242
				7,313,591
	Maine — 0.4%
1,000,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (a)	5.13%	08/01/35	996,222
320,000	ME St Hsg Auth Mtge Pur Sustainable Bonds, Ser A	3.45%	11/15/31	312,569
525,000	ME St Hsg Auth Mtge Pur Sustainable Bonds, Ser A	3.55%	11/15/32	521,551
				1,830,342
	Maryland — 2.3%
435,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-1	3.55%	08/01/31	428,603
345,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-1	3.60%	02/01/32	344,684
3,000,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-2	3.30%	01/01/29	2,980,030
1,550,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,555,122
1,000,000	MD St First Ser	4.00%	06/01/29	1,000,057
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Var Ref Johns Hopkins Hlth Sys, Ser A (c)	2.45%	06/01/48	1,000,000
2,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Var Univ of MD Med Sys Issue, Ser C-1 (c)	2.60%	07/01/55	2,000,000
1,000,000	MD St Transprtn Auth Passenger Fac Charge Baltimore Washington Intl Thurgood Marshall Arpt, AMT	5.00%	06/01/25	1,001,039
				10,309,535
	Massachusetts — 0.5%
2,000,000	MA St Dev Fin Agy Rev Lasell Vlg Inc (b)	5.00%	07/01/29	2,089,331
	Michigan — 1.9%
220,000	Detroit MI	5.00%	04/01/26	222,773
435,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref 2nd Lien, Ser C	5.00%	07/01/36	438,545
500,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref Sr Lien, Ser B	5.00%	07/01/31	507,638
140,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Second Lien, Ser D	5.00%	07/01/36	141,141
400,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bonds, Ser B	5.00%	07/01/29	428,798
1,155,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	5.00%	02/15/29	1,219,350
155,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser A	5.00%	05/15/27	155,209
1,790,000	MI St Fin Auth Rev Var Trinity Hlth Credit Grp, Ser B (Mandatory put 12/01/28)	5.00%	12/01/43	1,877,132
500,000	MI St Fin Auth Rev, Ser A-1	5.00%	07/21/25	501,609
2,000,000	MI St Strategic Fund Ltd Oblg Rev Var Consumers Energy Company Proj Remk, AMT (Mandatory put 10/01/27)	3.35%	10/01/49	1,969,974
1,000,000	MI St Strategic Fund Ltd Oblg Rev Var DTE Elec Company Exempt Fac Proj, Ser 2023DT, AMT (Mandatory put 06/03/30)	3.88%	06/01/53	993,475
				8,455,644

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Minnesota — 1.4%
$2,250,000	Buffalo MN Indep Sch Dist #877	3.00%	02/01/29	$2,177,912
3,510,000	Hennepin Cnty MN Sales Tax Rev Ref 1st Lien Ballpark Proj, Ser A	5.00%	12/15/30	3,553,019
550,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Ref Sub, Ser B, AMT	5.00%	01/01/35	564,248
				6,295,179
	Mississippi — 0.2%
675,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.00%	07/01/32	720,919
	Missouri — 1.4%
1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt, Ser A, AMT	5.00%	03/01/30	1,051,611
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	1,000,132
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref, Ser C (Mandatory put 05/01/28)	5.00%	05/01/52	1,043,173
760,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/28	756,267
500,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/29	515,429
485,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/30	502,662
1,485,000	Pettis Cnty MO Sch Dist Sedalia Lease Sedalia Sch Dist No 200 of Pettis Cnty, MO Proj, COPS	5.00%	04/15/29	1,567,511
				6,436,785
	Montana — 0.5%
2,000,000	Forsyth Mt Poll Control Rev Ref Northwestern Corp Colstrip Proj	3.88%	07/01/28	2,013,260
	Nebraska — 0.4%
1,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	1,036,696
400,000	Muni Energy Agy of NE Ref	5.00%	04/01/28	410,348
250,000	Omaha NE Pub Dist Elec Rev Ref Sys, Ser A	5.00%	02/01/28	253,373
				1,700,417
	Nevada — 0.9%
120,000	Clark Cnty NV Sch Dist Bldg Cr, Ser B, AGM	5.00%	06/15/31	125,851
250,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	250,098
950,000	Las Vegas NV Spl Impt Dist #812 Loc Impt Summerlin Vlg 24	5.00%	12/01/31	954,240
225,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.00%	06/01/26	218,943
100,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.50%	06/01/28	93,288
470,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/27	470,587
2,000,000	NV St Hsg Div Var Carville Park Apartments (Mandatory put 07/01/27)	5.00%	07/01/28	2,066,102
				4,179,109
	New Hampshire — 0.4%
1,175,000	Natl Fin Auth NH Pollution Control Rev Ref NY St Elec & Gas Corp Proj, Ser A, AMT	4.00%	12/01/28	1,169,289
800,000	Natl Fin Auth NH Spl Rev Emberly and Canterra Creek Projs (a)	5.38%	12/01/31	780,223
				1,949,512
	New Jersey — 1.9%
2,000,000	NJ St	2.00%	06/01/29	1,845,790
580,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/26	595,827
2,000,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser GGG (a)	5.25%	09/01/26	2,055,069

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$2,000,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-2 (Mandatory put 07/01/25)	5.00%	07/01/42	$2,004,024
965,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-3 (Mandatory put 07/01/26)	5.00%	07/01/45	983,576
1,000,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(d)	12/15/25	978,002
				8,462,288
	New Mexico — 1.2%
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	1,993,916
3,180,000	NM St Muni Energy Acq Auth Gas Sply Ref (Mandatory put 11/01/30)	5.00%	06/01/54	3,332,907
				5,326,823
	New York — 3.7%
2,000,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	1,988,529
1,500,000	Elmira City NY Sch Dist, BANS	4.50%	06/13/25	1,501,566
285,000	Kings Park NY Centrl Sch Dist, Ser B	3.00%	07/15/31	270,790
2,260,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	2,250,010
2,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Var Sustainable Bond, Ser B-2 (Mandatory put 07/02/29)	3.95%	11/01/64	2,012,510
2,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adjustable 2nd Gen Resolution Fiscal 2014, Ser AA-1 (c)	2.50%	06/15/50	2,000,000
340,000	New York City NY Transitional Fin Auth Bldg Aid Rev Ref Fiscal 2018, Ser S-1	5.00%	07/15/35	348,735
3,125,000	NY St Hsg Fin Agy Affordable Hsg Rev Var 320 W 38th St Hsg Remk, Ser A (Mandatory put 11/01/31)	3.57%	05/01/42	3,032,295
300,000	NY St Hsg Fin Agy Affordable Hsg Rev Var Hsg 160 W 62nd Street Remk, Ser A-2 (Mandatory put 04/01/32)	3.60%	11/01/44	294,888
500,000	NY St Hsg Fin Agy St Personal Income Tax Rev Var Sustainable Bonds, Ser A-2 (Mandatory put 12/15/30)	3.45%	06/15/54	493,673
205,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	2.25%	08/01/26	201,489
1,180,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	1,187,262
1,100,000	Tioga NY Centrl Sch Dist, BANS	4.50%	06/27/25	1,101,416
				16,683,163
	North Carolina — 3.7%
400,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth Remk, Ser D (Mandatory put 06/15/27)	3.63%	01/15/48	400,260
1,080,000	Charlotte NC Arpt Rev Charlotte Douglas Intl Arpt, Ser B, AMT	5.00%	07/01/27	1,113,869
250,000	Charlotte NC Arpt Rev, Ser A	5.00%	07/01/30	258,115
1,000,000	Columbus Cnty NC Indl Facs & Poll Control Fing Auth Rev Var Ref Intl Paper Co Proj, Ser A (Mandatory put 06/16/25)	1.38%	05/01/34	996,116
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	415,419
1,000,000	NC St Grant Anticipation Rev Vehcl, GARVEE	5.00%	03/01/26	1,000,905
2,800,000	NC St Hsg Fin Agy Mf Hsg Rev Var Fitch Irick Portfolio (Mandatory put 04/01/28)	5.00%	04/01/29	2,922,513
375,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For The Aging Ref, Ser A	4.00%	03/01/29	369,358

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$3,435,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	$3,472,519
1,090,000	NC St Med Care Commn Retmnt Facs Rev Temps 50 Penick Vlg Proj, Ser B-3	4.25%	09/01/28	1,078,498
1,050,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes, Ser 2024B-2	3.75%	10/01/28	1,042,626
170,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/29	178,566
1,500,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	1,524,041
1,580,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	1,601,268
				16,374,073
	North Dakota — 0.8%
2,000,000	Cass Cnty ND Jt Wtr Res Dist Ref and Impt, Ser A	3.45%	04/01/27	1,989,174
1,400,000	ND St Hsg Fin Agy Sustainable Bonds, Ser C	3.45%	01/01/26	1,398,730
				3,387,904
	Ohio — 1.7%
1,000,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 08/01/30)	5.00%	02/01/55	1,046,043
325,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/30	345,514
350,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/31	374,428
1,000,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	925,350
1,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser C (Mandatory put 11/04/25)	1.50%	02/01/26	978,232
3,330,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	3,348,339
515,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	517,539
235,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/33	243,163
				7,778,608
	Oklahoma — 0.9%
1,500,000	Canadian Cnty OK Eductnl Facs Auth Educ Facs Lease Rev Yukon Pub Sch Proj	5.00%	09/01/27	1,557,215
1,000,000	McClain Cnty OK Indep Sch Dist #1 New Castle Comb Purp	5.00%	07/01/26	1,019,596
300,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	307,107
375,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Broken Arrow Pub Sch Proj	5.00%	09/01/30	405,840
835,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Broken Arrow Pub Sch Proj	5.00%	09/01/31	913,461
				4,203,219
	Oregon — 0.8%
660,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.00%	08/01/31	706,843
260,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/27	267,879
2,000,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,020,686
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/25	260,006
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	4.00%	05/15/29	256,201
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/26	101,077
				3,612,692

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania — 3.4%
$1,200,000	Adams Cnty PA Gen Auth Rev Ref The Brethren Home Cmnty Proj, Ser B-2	3.60%	06/01/29	$1,170,487
450,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	454,392
2,000,000	Chester Cnty PA Indl Dev Auth Nts Avon Grove Chrt Sch	5.00%	03/01/27	2,025,171
2,450,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	2,420,061
1,120,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Generation LLC Proj Ref, Ser A (Mandatory put 04/03/28)	4.10%	04/01/53	1,119,460
1,000,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Wste Mgmt Inc Proj Remk, AMT (Mandatory put 08/01/25)	3.70%	08/01/45	1,000,000
2,100,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.00%	12/31/29	2,201,927
405,000	PA St Ref, 1st Ser	5.00%	09/15/27	414,675
1,380,000	PA St Turnpike Commn Turnpike Rev Ref Mtr License Fund Enh Trn Pke Subord	5.00%	12/01/30	1,409,858
1,000,000	PA St Turnpike Commn Turnpike Rev Ref Sub	5.00%	06/01/29	1,008,483
375,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser A	5.00%	12/01/36	381,094
865,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	881,950
830,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/33	844,767
				15,332,325
	Puerto Rico — 0.1%
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	300,043
	South Carolina — 1.2%
250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	238,873
2,000,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/25	2,019,209
650,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	639,227
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/27	255,542
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/28	256,840
200,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/29	206,152
225,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/30	232,576
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/31	258,687
1,250,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Var Ref Bon Secours Mercy Hlth Inc, Ser B-1 (Mandatory put 11/01/30) (b)	5.00%	11/01/55	1,319,466
				5,426,572
	South Dakota — 0.2%
990,000	SD St Hsg Dev Auth Ref Homeownership Mtge, Ser E, AMT	2.80%	11/01/25	982,992
	Tennessee — 2.2%
350,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/28	365,619

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Vanderbilt Univ Med Ctr, Ser A	5.00%	07/01/31	$1,071,430
450,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/27	464,112
2,000,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 12/01/29)	5.00%	10/01/54	2,081,115
1,490,000	TN Hsg Dev Agy Rsdl Fin Prog Rev Non Ace Issue 1C, AMT	3.65%	07/01/30	1,467,532
1,595,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	1,595,649
2,500,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	2,564,890
250,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	253,737
				9,864,084
	Texas — 10.3%
250,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Uplift Edu, Ser A	4.00%	12/01/30	251,282
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/27	156,462
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/28	159,072
500,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	504,799
250,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/28	250,040
2,000,000	Austin TX Ref	3.15%	09/01/28	1,977,473
300,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AGC	5.00%	09/01/27	307,681
315,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AGC	5.00%	09/01/29	328,010
1,135,000	Centrl TX Regl Mobility Auth Rev, Ser C, BANS	5.00%	01/01/27	1,146,103
50,000	Club Muni Mgmt Dist #1 TX Spl Assmnt Rev Impt Area #2 Proj (a)	2.50%	09/01/26	48,393
207,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	3.38%	09/15/26	203,708
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/27	523,171
700,000	Denton Cnty TX Spl Assmnt Rev Green Meadows Pub Impt Dt Impt Area #1 Proj (a)	4.25%	12/31/30	679,055
280,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/27	293,507
295,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/28	306,654
840,000	Fort Bend TX Indep Sch Dist Ref	5.00%	08/15/26	861,352
672,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch Quail Vly Impt Area #1-3 Proj, BAM	5.00%	09/01/29	706,588
465,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/25	454,689
560,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/27	520,067
610,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/28	633,731
1,500,000	Grayson Cnty TX Ref	3.00%	01/01/26	1,489,778
710,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser A	5.00%	07/01/29	756,543
400,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser B	5.00%	07/01/31	435,522
2,000,000	Hays Cnty TX Ref	3.38%	02/15/29	1,995,060
750,000	Houston TX Arpt Sys Rev Ref Sub, Ser C, AMT	5.00%	07/01/27	773,520
1,835,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.00%	07/01/27	1,892,545
900,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	904,223
200,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/28	207,888

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$300,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/29	$315,013
925,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (a)	4.13%	09/01/29	908,501
700,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/33	707,848
360,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	363,772
1,000,000	Matagorda Cnty TX Nav Dist #1 Ref Central Power & Light Company Proj Remk, AMT	4.25%	05/01/30	1,005,095
2,250,000	Mesquite TX Hsg Fin Corp Var Palladium Carver Living (Mandatory put 08/01/27)	3.35%	08/01/29	2,226,117
1,500,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 08/01/25)	3.70%	05/01/50	1,500,000
200,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (a)	3.00%	09/15/26	195,859
550,000	N TX Hgr Edu Auth Inc Edu Loan Rev Sr, Ser 1A, AMT	5.00%	06/01/27	561,749
600,000	N TX Hgr Edu Auth Inc Edu Loan Rev Sr, Ser 1A, AMT	5.00%	06/01/30	622,074
400,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	403,145
200,000	Oak Point TX Spl Assmnt Rev Oak Point 720 Pub Impt Dt Impt Area #1 Proj (a)	4.70%	09/15/31	195,716
300,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt Dt Impt Area #3 Proj (a)	4.25%	09/01/31	293,239
300,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt Dt Impt Area No 4 Proj (a)	4.25%	09/01/30	295,282
310,000	Rockwall Cnty TX Muni Util Dist #8, AGM	6.75%	10/01/35	341,949
2,075,000	San Antonio TX Hsg Trust Pub Fac Corp Mf Hsg Rev Var Palladium San Antonio (Mandatory put 07/01/27)	3.45%	07/01/29	2,076,977
1,340,000	Southmost TX Regl Wtr Auth Wtr Sply Contract Rev Ref Desalination Plant Proj, BAM	4.00%	09/01/28	1,352,944
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/28	1,013,347
680,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser E (Mandatory put 05/15/26)	5.00%	11/15/52	688,601
300,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Christus Hlth, Ser B	5.00%	07/01/30	322,256
950,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/30	1,002,012
995,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/31	1,056,008
1,840,000	Tarrant Cnty TX Hsg Fin Corp Var Nts Wildwood Branch (Mandatory put 02/01/28)	3.60%	02/01/43	1,843,123
875,000	Travis Cnty TX Hsg Fin Corp Mf Hsg Rev Var Kensington Apts (Mandatory put 08/01/25)	3.75%	08/01/26	874,331
500,000	Trophy Club TX Pub Impt Dist #1 Spl Assmnt Rev Ref (b)	5.00%	09/01/28	513,601
2,030,000	TX St Muni Gas Acq & Sply Corp IV, Ser A (Mandatory put 01/01/30)	5.50%	01/01/54	2,142,739
340,000	Univ of Houston TX Univ Revs Ref Consol, Ser C	5.00%	02/15/30	344,265
1,650,000	Univ of TX TX Univ Revs Ref, Ser H	5.00%	08/15/25	1,658,135
630,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/29	638,607
340,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/30	360,142
355,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/31	378,852

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$375,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/32	$402,131
760,000	Williamson Cnty TX Muni Util Dist #10 Ref, BAM	3.00%	08/01/26	753,118
				46,123,464
	Utah — 2.1%
2,000,000	Davis Cnty UT Sch Dist UT Sch Bond Guaranty Ref, Ser B	4.00%	06/01/25	2,000,932
650,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/26	660,644
1,300,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	1,329,159
700,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	727,609
1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/29	1,029,656
1,000,000	UT St Associated Muni Pwr Sys Rev Ref Horse Butte Wind, Ser A	5.00%	09/01/30	1,032,348
625,000	UT St Associated Muni Pwr Sys Rev Ref Horse Butte Wind, Ser A	5.00%	09/01/31	643,353
2,000,000	UT St Hsg Corp Mf Rev Var Silos On 500 (Mandatory put 08/01/27)	3.70%	08/01/43	2,006,074
				9,429,775
	Vermont — 0.3%
100,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (a)	4.63%	04/01/36	100,724
1,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Draw Down Casella Wste Sys Inc Proj, Ser A-2, AMT (Mandatory put 06/01/32) (a)	4.38%	06/01/52	987,784
				1,088,508
	Virginia — 3.0%
2,000,000	Arlington Cnty VA Indl Dev Auth Mf Rev Park Shirlington Apartments, Ser A	5.00%	01/01/26	2,022,496
2,500,000	Fairfax Cnty VA Redev & Hsg Auth Mf Hsg Rev Var Dominion Square N Proj (Mandatory put 01/01/28)	5.00%	01/01/45	2,575,652
600,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury Proj	5.00%	10/01/30	618,666
1,000,000	Louisa VA Indl Dev Auth Poll Control Rev Var VA Elec & Pwr Co Proj Remk, Ser A (Mandatory put 10/01/27)	3.65%	11/01/35	1,006,001
1,525,000	Norfolk VA Wtr Rev Ref	5.00%	11/01/31	1,588,761
2,000,000	Richmond VA Redev & Hsg Auth Mf Rev Var Walmsley Gardens (Mandatory put 09/01/28)	3.45%	09/01/46	1,993,906
1,500,000	VA Hsg Dev Auth Var, Ser F (Mandatory put 04/01/26)	3.63%	07/01/55	1,497,242
1,000,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	07/01/38	1,012,598
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Temps 50Sm Westminster Canterbury on Chesapeake Bay, Ser B-3	5.38%	09/01/29	1,006,729
				13,322,051
	Washington — 1.5%
120,000	Energy NW WA Elec Rev Ref Proj 1, Ser A	5.00%	07/01/26	122,907
1,000,000	Port of Seattle WA Rev Intermediate Lien, Ser D, AMT	5.00%	05/01/27	1,027,202
500,000	Port of Seattle WA Rev Ref 1st Lien, Ser B, AMT	5.00%	10/01/28	505,976
100,000	WA St Hlth Care Facs Auth Ref Seattle Cancer Care Alliance	5.00%	09/01/27	103,359
2,120,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (a)	7.00%	07/01/45	2,129,938
350,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/27	355,835
2,300,000	WA St, Ser A-1	5.00%	08/01/27	2,308,790
				6,554,007

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	West Virginia — 0.2%
$1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Ref Appalachian Pwr Co Remk, Ser 2015A (Mandatory put 06/15/28)	3.38%	03/01/40	$987,676
	Wisconsin — 1.5%
250,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (a)	3.00%	12/01/26	239,966
4,210,000	Pub Fin Auth WI Poll Control Rev Var Ref Duke Energy Progress Proj, Ser A-1 (Mandatory put 10/01/26)	3.30%	10/01/46	4,158,149
325,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/29	321,635
390,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Rtmnt Homes, Ser A	4.00%	10/01/31	383,709
390,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Rtmnt Homes, Ser A	4.00%	10/01/32	382,747
1,000,000	Pub Fin Auth WI Sol Wst Disp Rev Ref Wst Mgmt Inc Proj, Ser A-1, AMT	2.63%	11/01/25	989,013
400,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.00%	06/15/30	423,677
				6,898,896
	Wyoming — 0.2%
250,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.00%	06/01/26	254,829
755,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/37	818,788
				1,073,617

	Total Investments — 99.1%			443,413,364
	(Cost $444,762,654)
	Net Other Assets and Liabilities — 0.9%			3,918,285
	Net Assets — 100.0%			$447,331,649

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $23,490,381 or 5.3% of net assets.

(b)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2025. Interest will begin accruing on the security’s first settlement date.
(c)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(d)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
NATL-RE	– National Public Finance Guarantee Corp.

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$443,413,364	$—	$443,413,364	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
April 30, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 102.0%
	Alabama — 4.6%
$1,180,000	Jefferson Cnty AL Ref Rev Warrants	5.00%	09/15/25	$1,186,860
1,770,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,770,863
2,000,000	Mobile AL Indl Dev Brd Poll Control Rev Var AL Pwr Co Barry Plant Remk (Mandatory put 03/12/26)	3.30%	07/15/34	1,998,092
500,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser B	5.00%	07/01/26	505,956
500,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser B	5.00%	01/01/27	507,753
330,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser C	5.00%	08/01/26	335,089
555,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser C	5.00%	02/01/27	565,895
1,500,000	Tender Option Bond Trust Recpts / Ctfs Various States JPM Putters Xm1090, Ser 2022 (a) (b)	2.55%	02/01/46	1,500,000
750,000	Univ of S AL Univ Rev Ref, Ser C	5.00%	04/01/26	762,378
				9,132,886
	Arizona — 1.8%
1,615,000	AZ St Transprtn Brd Excise Tax Rev Ref	5.00%	07/01/25	1,618,931
500,000	Phoenix AZ Civic Impt Corp Arpt Rev Ref Sr Lien, AMT	5.00%	07/01/25	501,082
1,410,000	Phoenix AZ Civic Impt Corp Arpt Rev Sr Lien, AMT	5.00%	07/01/25	1,413,051
				3,533,064
	California — 1.3%
2,575,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	2,562,062
	Colorado — 2.7%
265,000	CO Springs CO Sch Dist #11, BAM, COPS	5.00%	12/15/25	267,812
280,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	280,405
250,000	CO St Hlth Facs Auth Rev Ref Covenant Living Cmntys and Svcs	5.00%	12/01/26	255,819
2,000,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/35	2,002,282
2,000,000	CO St Hlth Facs Auth Rev Var Intermountain Hlthcare, Ser E (b)	2.35%	05/15/62	2,000,000
500,000	Denver City & Cnty CO Sch Dist #1, Ser A	5.00%	12/01/26	516,009
				5,322,327
	Connecticut — 1.4%
1,500,000	Bridgeport CT Unrefunded 2021 Ref, Ser B, AGM	5.00%	08/15/25	1,507,788
1,250,000	Hartford CT Spl Oblig Ref (c)	5.00%	07/15/26	1,275,285
				2,783,073
	District of Columbia — 1.3%
1,000,000	Dist of Columbia Hsg Fin Agy Mf Hsg Rev Var Parcel 42 Apartments Proj Remk (Mandatory put 09/01/25)	3.05%	09/01/41	997,349
1,500,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/26	1,534,491
				2,531,840
	Florida — 10.1%
1,500,000	Brevard Cnty FL Hsg Fin Auth Mf Hsg Var Emerald Place Apartments (Mandatory put 02/01/27)	3.30%	02/01/28	1,497,519
2,000,000	FL St Brd of Edu Pub Edu Ref Capital Outlay, Ser A	5.00%	06/01/25	2,001,552
1,060,000	FL St Muni Pwr Agy All Requirements Pwr Sply, Ser B	5.00%	10/01/26	1,067,907
1,250,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Unrefunded, Ser A, AMT	5.00%	10/01/25	1,257,655
375,000	Harmony FL CDD Capital Impt Rev Ref	5.00%	05/01/25	375,000
1,250,000	Lakeland FL Energy Sys Rev Ref	5.00%	10/01/25	1,258,434
685,000	Lakes By The Bay S FL CDD Assmnt Ref	5.00%	05/01/25	685,000

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$175,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	$175,000
1,500,000	Manatee Cnty FL Sch Dist Sales Tax Rev, AGM	5.00%	10/01/25	1,510,619
510,000	Miami Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.00%	04/01/26	518,696
750,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Cutler Vista (Mandatory put 09/01/25)	5.00%	03/01/27	752,462
750,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Emerald Dunes, Ser B (Mandatory put 09/01/25)	4.05%	09/01/26	750,506
1,000,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Running Brook Apartments (Mandatory put 01/01/26)	3.55%	01/01/27	999,910
3,000,000	Miami-Dade Cnty FL Indl Dev Auth Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 07/01/25)	4.50%	11/01/33	3,000,206
1,500,000	Miami-Dade Cnty FL Sch Brd Ref, Ser A, COPS	5.00%	05/01/26	1,524,603
845,000	Miami-Dade Cnty FL Wtr & Swr Rev Ref	5.00%	10/01/26	850,706
1,620,000	N Sumter Cnty FL Util Dependent Dist Util Rev Ref	5.00%	10/01/25	1,630,460
				19,856,235
	Georgia — 3.1%
860,000	Atlanta GA Arpt Rev, Ser B, AMT	5.00%	07/01/25	861,527
1,500,000	Columbus GA Med Ctr Hosp Auth Var Piedmont Hlthcare Inc Proj, Ser A (Mandatory put 07/01/26)	5.00%	07/01/54	1,515,780
550,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/25	550,375
775,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser E	5.00%	12/01/25	780,206
1,370,000	Monroe Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Scherer Proj Remk, 1st Ser	2.25%	07/01/25	1,364,362
1,090,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A	5.00%	01/01/26	1,100,963
				6,173,213
	Idaho — 1.7%
1,315,000	Cassia Oneida & Twin Falls Cntys ID Jt Sch Dist #151 Ref	5.00%	09/15/25	1,323,281
2,000,000	ID St Hlth Facs Auth Rev Var St Luke’s Hlth Sys Proj, Ser D (b)	2.50%	03/01/60	2,000,000
				3,323,281
	Illinois — 7.9%
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/26	505,095
1,000,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser C, AMT	5.00%	01/01/27	1,024,110
550,000	Cook Cnty IL Ref, Ser A	5.00%	11/15/25	554,498
1,400,000	Du Page & Will Cntys IL Cmnty Sch Dist #204 Indian Prairie Ref, Ser A	5.00%	12/30/25	1,414,839
1,175,000	Du Page Cnty IL Forest Preserve Dist	5.00%	11/01/26	1,206,890
1,185,000	IL St Fin Auth Rev Ref Ann & Robert H Lurie Childrens Hosp	5.00%	08/15/25	1,189,810
1,250,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/26	1,267,157
1,020,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/25	1,020,745
625,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore (Mandatory put 06/01/25)	4.00%	06/01/26	625,228
1,000,000	IL St, Ser A	5.00%	12/01/25	1,009,050
1,000,000	IL St, Ser A	5.00%	12/01/26	1,023,554
500,000	Kane Cook & Du Page Cntys IL Sch Dist #46 Elgin	5.00%	01/01/26	505,789
1,115,000	Lemont IL Fire Prot Dist	5.00%	12/30/26	1,149,322
715,000	Plainfield IL Wtr & Swr Sys Rev Ref	5.00%	05/01/25	715,000
425,000	Plainfield IL Wtr & Swr Sys Rev Ref	5.00%	05/01/26	432,643

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$870,000	Schaumburg IL Ref	5.00%	12/01/25	$877,048
1,035,000	Winnebago Cnty IL Ref	5.00%	12/30/25	1,045,493
				15,566,271
	Indiana — 2.1%
1,250,000	E Allen Cnty IN Schs	5.00%	01/15/26	1,264,510
1,250,000	IN St Fin Auth Econ Dev Rev Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 06/02/25)	3.85%	05/01/28	1,249,233
500,000	IN St Muni Pwr Agy Ref, Ser A, AGC	5.00%	01/01/26	505,922
1,000,000	IN St Muni Pwr Agy Ref, Ser A, AGC	5.00%	01/01/27	1,030,667
				4,050,332
	Iowa — 1.7%
1,500,000	IA St Fin Auth Sol Wst Facs Rev Var Sustainable Gevo NW Rng LLC Renewable Natrl Gas Proj, AMT (Mandatory put 04/01/26)	3.88%	01/01/42	1,495,670
1,735,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	1,758,637
				3,254,307
	Kansas — 1.0%
1,000,000	Dodge City KS Temp Nts, Ser 2023-1	4.13%	09/01/25	1,000,733
1,000,000	Johnson Cnty KS Pub Bldg Commn Lease Pur Rev Courthouse & Med Examiners Fac Proj, Ser A	5.00%	09/01/25	1,006,052
				2,006,785
	Kentucky — 2.1%
505,000	KY St Property & Bldgs Commn Rev Ref Proj #128, Ser A	5.00%	11/01/25	508,783
1,165,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1 (Mandatory put 06/01/25)	4.00%	12/01/49	1,165,425
500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/25	500,955
615,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/26	623,881
1,300,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/25	1,306,938
				4,105,982
	Louisiana — 2.3%
1,925,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (a)	5.00%	10/01/43	1,931,163
535,000	New Orleans LA Aviation Brd Ref Gen Arpt, Ser D2, AMT	5.00%	01/01/26	540,982
1,110,000	Regl Transit Auth LA Sales Tax Rev Ref, Ser A, AGM	5.00%	01/01/27	1,145,320
1,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2011 (Mandatory put 06/01/25) (a)	5.85%	08/01/41	1,000,743
				4,618,208
	Maine — 0.4%
800,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (a)	5.13%	08/01/35	796,977
	Maryland — 0.9%
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Univ of MD Med Sys Issue, Ser A	5.00%	07/01/26	766,082
1,000,000	MD St Transprtn Auth Passenger Fac Charge Baltimore Washington Intl Thurgood Marshall Arpt, AMT	5.00%	06/01/25	1,001,039
				1,767,121
	Massachusetts — 3.4%
1,500,000	Gloucester MA, BANS	4.00%	10/03/25	1,503,661
2,000,000	MA St Clg Bldg Auth Ref, Ser D (Pre-refunded maturity 05/01/25)	5.00%	05/01/41	2,000,000

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts (Continued)
$1,000,000	MA St Dev Fin Agy Rev Lasell Vlg Inc (c)	5.00%	07/01/26	$1,015,474
550,000	MA St Dev Fin Agy Rev Ref Emerson Clg Issue	5.00%	01/01/26	554,770
450,000	MA St Dev Fin Agy Rev Ref Emerson Clg Issue	5.00%	01/01/27	460,776
1,250,000	Winchester MA, Ser B, BANS	4.00%	03/26/26	1,260,337
				6,795,018
	Michigan — 2.8%
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/25	1,002,417
1,430,000	MI St Fin Auth Rev Ref Clean Wtr Revolving Fund, Ser B	5.00%	10/01/25	1,440,718
1,295,000	MI St Hosp Fin Auth Ref Trinity Hlth Credit Remk, Ser C	5.00%	12/01/25	1,307,213
790,000	New Haven MI Cmnty Schs Ref	3.00%	05/01/25	790,000
1,000,000	Wayne Cnty MI Arpt Auth Rev Ref Junior Lien, Ser B, AMT	5.00%	12/01/25	1,008,679
				5,549,027
	Minnesota — 1.7%
725,000	Chaska MN Econ Dev Auth Lease Rev, Ser A	5.00%	02/01/26	733,943
1,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	1,502,114
700,000	MN St Hsg Fin Agy Phalen Vlg, Ser E	3.88%	08/01/25	700,074
500,000	MN St Hsg Fin Agy, Ser C	4.00%	02/01/27	501,027
				3,437,158
	Missouri — 2.1%
1,500,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Ref Plum Point Proj	5.00%	01/01/26	1,517,368
1,200,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Var Ref BJC Hlth Sys, Ser B (Mandatory put 05/01/26)	4.00%	05/01/51	1,202,113
480,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/26	483,326
1,000,000	N Kansas City MO Sch Dist #74 Ref	5.00%	03/01/26	1,016,011
				4,218,818
	Nebraska — 0.6%
1,250,000	Centrl Plains Energy Proj NE Gas Sply Rev Ref (Mandatory put 08/01/25)	4.00%	12/01/49	1,250,104
	Nevada — 1.2%
1,100,000	Clark Cnty NV Arpt Rev Ref Subord, Ser A	5.00%	07/01/26	1,124,987
1,205,000	Clark Cnty NV Transprtn Impt, Ser B	5.00%	12/01/25	1,217,900
				2,342,887
	New Jersey — 4.3%
1,500,000	Jersey City NJ Redev Agy Ref Bayfront Redev Proj, Ser A	4.50%	12/11/25	1,506,603
1,500,000	New Brunswick NJ, BANS	5.00%	04/28/26	1,522,882
1,000,000	NJ St Covid-19 GO Emergency Bonds, Ser A	5.00%	06/01/26	1,020,925
1,500,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser GGG (a)	5.25%	09/01/25	1,507,901
1,935,000	NJ St Hlth Care Facs Fing Auth Rev RWJ Barnabas Hlth Obligated Grp Issue, Ser A	5.00%	07/01/25	1,939,579
1,000,000	Washington Twp NJ Gloucester Cnty	4.00%	09/03/25	1,001,510
				8,499,400
	New Mexico — 1.2%
400,000	NM Fin Auth Rev Sr Lien, Ser B	5.00%	06/01/25	400,473
1,455,000	NM St Hosp Equipment Loan Council Hosp Rev Presbyterian Hlthcare Svcs Obligated Grp Ref Ser (Pre-refunded maturity 08/01/25)	5.00%	08/01/31	1,459,645
475,000	NM St Muni Energy Acq Auth Gas Sply Ref	5.00%	05/01/26	481,761
				2,341,879

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York — 8.2%
$1,000,000	Homer NY Centrl Sch Dist, BANS	4.50%	06/27/25	$1,001,426
1,300,000	Hoosick Falls NY Centrl Sch Dist, BANS	4.50%	06/20/25	1,301,547
1,780,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds Var, Ser F-2 (Mandatory put 07/01/25)	0.60%	05/01/61	1,767,938
1,500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Ref Sub 2nd Gen Resolution, Ser DD (b)	2.50%	06/15/33	1,500,000
1,000,000	Newark Vly NY Centrl Sch Dist, Ser A	4.25%	08/14/25	1,001,832
1,500,000	NY NY Ref Remk, Ser J Subser J11	5.00%	08/01/25	1,506,111
1,250,000	NY St Dorm Auth Revs Non St Supported Debt Northwell Hlth Obligated Grp, Ser B-3 (Mandatory put 05/01/26)	5.00%	05/01/48	1,259,301
1,200,000	Port Auth of NY & NJ NY Ref, Ser 226, AMT	5.00%	10/15/25	1,205,695
1,000,000	Rochester NY, Ser III, BANS	5.00%	07/31/25	1,003,463
1,595,000	Suffolk Cnty NY, Ser A, BAM	5.00%	06/15/25	1,598,253
1,500,000	Tioga NY Centrl Sch Dist, BANS	4.50%	06/27/25	1,501,932
1,500,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax, Ser B-1, BANS	5.00%	03/15/27	1,549,813
				16,197,311
	North Carolina — 5.3%
1,000,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth Remk, Ser C (Mandatory put 10/31/25)	3.45%	01/15/48	999,480
1,500,000	Cumberland Cnty NC Indl Facs & Poll Control Fing Auth Sol WS Var Proj Aero, AMT (Mandatory put 11/01/25)	3.75%	12/01/27	1,500,354
1,500,000	NC Hsg Fin Agy Homeownership Rev Var Home Ownership 1998 Trust Agreement, Ser 55C (Mandatory put 01/15/26)	3.20%	07/01/56	1,494,442
1,000,000	NC St Capital Facs Fin Agy Rev Ref Duke Univ, Ser B (Pre- refunded maturity 10/01/25)	5.00%	10/01/55	1,007,662
1,500,000	NC St Grant Anticipation Rev Ref, GARVEE (c)	5.00%	03/01/27	1,547,814
1,350,000	NC St Turnpike Auth Ref Sr Lien, AGM	5.00%	01/01/26	1,364,202
1,080,000	NC St Univ at Raleigh Ref Gen	5.00%	10/01/25	1,087,601
1,490,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/26	1,513,115
				10,514,670
	Ohio — 2.8%
1,810,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/26	1,844,135
1,650,000	Hamilton OH, BANS	4.00%	12/17/25	1,655,075
215,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/25	215,849
340,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/26	346,740
1,500,000	OH St Air Quality Dev Authamerican Elec Pwr Co Proj Remk, Ser 2014-D	3.20%	05/01/26	1,486,341
				5,548,140
	Oregon — 1.6%
685,000	OR St Ref, Ser I	5.00%	08/01/25	687,791
2,500,000	Portland OR Wtr Sys Rev Ref Second Lien, Ser B	5.00%	05/01/25	2,500,000
				3,187,791
	Pennsylvania — 3.5%
1,310,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/26	1,327,467
1,530,000	PA Ref, 1st Ser, AGM	5.00%	09/15/25	1,539,635
400,000	PA St Econ Dev Fing Auth UPMC Rev Ref UPMC Obligated Grp, Ser B	5.00%	03/15/27	412,768
1,250,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/25	1,251,883

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$275,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/25	$275,732
2,000,000	Tender Option Bond Trust Recpts / Ctfs Various States JPM Putters Xm1120, AGM (a) (b)	2.57%	10/01/26	2,000,000
				6,807,485
	Rhode Island — 0.5%
1,000,000	Pawtucket RI, Ser-2	4.50%	10/24/25	1,001,063
	South Carolina — 1.1%
975,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/25	984,364
1,250,000	Orangeburg Cnty Sch Dist	5.00%	08/13/25	1,254,867
				2,239,231
	Tennessee — 1.3%
1,500,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Var N River 2 Arpts (Mandatory put 08/01/25)	3.25%	10/01/45	1,497,567
1,000,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	1,000,407
				2,497,974
	Texas — 10.7%
1,650,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/25	1,664,375
1,000,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/25	1,008,712
640,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AGC	5.00%	09/01/25	641,952
1,000,000	Cypress Fairbanks TX Indep Sch Dist, Ser A	5.00%	02/15/26	1,015,215
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/25	504,216
1,625,000	Dallas TX Area Rapid Transit Sales Tax Rev Ref Sr Lien	5.00%	12/01/25	1,641,548
250,000	Galveston TX Wharves & Terminal Rev First Lien, AMT	5.25%	08/01/25	250,480
1,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	5.00%	08/15/25	1,004,553
1,000,000	Harris Cnty-Houston TX Sports Auth Rev Ref Sr Lien, Ser A, AGC	5.00%	11/15/25	1,008,819
1,000,000	Harris Cnty-Houston TX Sports Auth Rev Ref Sr Lien, Ser A, AGC	5.00%	11/15/26	1,028,263
1,000,000	Houston TX Arpt Sys Rev Ref Sub, Ser C, BAM, AMT	5.00%	07/01/25	1,001,944
1,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 06/02/25)	3.75%	07/01/40	999,683
2,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 08/01/25)	3.70%	05/01/50	2,000,000
1,000,000	Plano TX Indep Sch Dist	5.00%	02/15/26	1,015,137
1,170,000	Richardson TX Ctfs Oblig	5.00%	02/15/26	1,187,618
1,500,000	Spring Branch TX Indep Sch Dist	5.00%	02/01/26	1,520,960
495,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/25	496,782
875,000	Travis Cnty TX Hsg Fin Corp Mf Hsg Rev Var Kensington Apts (Mandatory put 08/01/25)	3.75%	08/01/26	874,331
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Gulfway Manor (Mandatory put 08/01/26)	3.25%	08/01/28	997,765
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Nts Aspen Park (Mandatory put 03/01/26)	5.00%	03/01/41	1,003,795
350,000	TX St Muni Gas Acq & Sply Corp V Gas Sply Rev	5.00%	01/01/26	352,989
				21,219,137
	Virginia — 1.3%
1,500,000	VA Hsg Dev Auth Var, Ser F (Mandatory put 04/01/26)	3.63%	07/01/55	1,497,243
1,000,000	VA St Small Busn Fing Auth Envrnmntl Facs Rev Var Pure Salmon VA LLC Proj Remk, AMT (Mandatory put 11/20/25)	4.00%	11/01/52	999,902
				2,497,145

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington — 0.7%
$1,100,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Mtr Ve Sustainable Bond, Ser S-1	5.00%	11/01/25	$1,110,314
345,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/25	345,107
				1,455,421
	Wisconsin — 1.3%
1,500,000	Milwaukee WI Prom Nts, Ser N5, BAM	5.00%	12/01/25	1,513,885
1,000,000	Racine WI Prom Nts	4.50%	03/15/27	1,009,621
				2,523,506

	Total Investments — 102.0%			201,507,129
	(Cost $201,772,903)
	Net Other Assets and Liabilities — (2.0)%			(3,985,381)
	Net Assets — 100.0%			$197,521,748

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2025, securities noted as such amounted to $8,736,784 or 4.4% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	When-issued security. The interest rate shown reflects the rate in effect at April 30, 2025. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$201,507,129	$—	$201,507,129	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Exchange-Traded Fund III
Additional Information
April 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.